Bank Borrowings (Tables)	6 Months Ended
Jun. 30, 2021
Debt Instrument [Line Items]
Schedule of bank borrowings

	June 30,	December 31,
	2021	2020

	(in US$’000)
Current	26,883	—
Non-current	—	26,861
	26,883	26,861

Schedule of maturities of bank borrowings

	June 30,	December 31,
	2021	2020

	(in US$’000)
Not later than 1 year	26,923	—
Between 1 to 2 years	—	26,923
	26,923	26,923